UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Investor AB

Address:   Arsenalsgatan 8C, S-103, 23 Stockholm, Sweden


Form 13F File Number: 028-03431


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Johan Bygge
Title:  CFO
Phone:  +46 (0) 8 614 21 91

Name:   Petra Hedengran
Title:  Head of Corporate Governance and Compliance
Phone:  +46 (0) 8 614 20 97

Signature,  Place,  and  Date  of  Signing:

/s/ Johan Bygge                    Stockholm, Sweden                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

/s/ Petra Hedengran                Stockholm, Sweden                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              27

Form 13F Information Table Value Total:  $      660,249
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ACHILLION PHARMACEUTICALS IN COM            00448Q201    5,870    820,964 SH       DEFINED                820,964      0    0
AK STL HLDG CORP             COM            001547108    5,523    350,000 SH       SOLE                   350,000      0    0
AMERISOURCEBERGEN CORP       COM            03073E105    2,967     75,000 SH       SOLE                    75,000      0    0
BANK OF AMERICA CORPORATION  COM            060505104    8,665    650,000 SH       SOLE                   650,000      0    0
CHINACACHE INTL HLDG LTD     SPON ADR       16950M107   63,675  3,492,842 SH       DEFINED              3,492,842      0    0
CONSTANT CONTACT INC         COM            210313102   14,707    421,400 SH       DEFINED                421,400      0    0
CORCEPT THERAPEUTICS INC     COM            218352102      425    100,000 SH       DEFINED                100,000      0    0
DELL INC                     COM            24702R101    7,981    550,000 SH       SOLE                   550,000      0    0
D R  HORTON INC              COM            23331A109    8,738    750,000 SH       SOLE                   750,000      0    0
DELTA AIR LINES INC DEL      COM NEW        247361702    2,940    300,000 SH       SOLE                   300,000      0    0
DRESSER-RAND GROUP INC       COM            261608103   10,754    200,558 SH       SOLE                   200,558      0    0
ISTA PHARMACEUTICALS INC     COM NEW        45031X204   11,644  1,150,575 SH       DEFINED              1,150,575      0    0
KENNAMETAL INC               COM            489170100    4,680    120,000 SH       SOLE                   120,000      0    0
KEYCORP NEW                  COM            493267108      222     25,000 SH       SOLE                    25,000      0    0
LEAR CORP                    COM NEW        521865204    3,910     80,000 SH       SOLE                    80,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD            G5876H105    3,110    200,000 SH       SOLE                   200,000      0    0
MCDONALDS CORP               COM            580135101    6,087     80,000 SH       SOLE                    80,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM            58405U102    1,275     22,700 SH       SOLE                    22,700      0    0
MEDTRONIC INC                COM            585055106    1,495     38,000 SH       SOLE                    38,000      0    0
METROPCS COMMUNICATIONS INC  COM            591708102    5,294    326,008 SH       SOLE                   326,008      0    0
MICROSOFT CORP               COM            594918104    7,617    300,000 SH       SOLE                   300,000      0    0
MORGAN STANLEY               COM NEW        617446448    5,464    200,000 SH       SOLE                   200,000      0    0
NASDAQ OMX GROUP INC         COM            631103108  465,227 18,004,142 SH       SOLE                18,004,142      0    0
NYSE EURONEXT                COM            629491101    1,759     50,000 SH       SOLE                    50,000      0    0
REPUBLIC AWYS HLDGS INC      COM            760276105    3,438    534,700 SH       SOLE                   534,700      0    0
WHIRLPOOL CORP               COM            963320106      854     10,000 SH       SOLE                    10,000      0    0
VULCAN MATLS CO              COM            929160109    5,928    130,000 SH       SOLE                   130,000      0    0


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